Expense Example - Federated Hermes Short-Intermediate Municipal Fund	Jun. 30, 2024 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 186
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	567
Expense Example, with Redemption, 10 Years	1,138
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
SS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	$ 1,049